Valuation And Qualifying Accounts And Reserves (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Allowance For Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year			$ 0.4		$ 0.4
Additions					0.4	[1]
Deductions			(0.4)	[2]	(0.4)	[2]
Balance at End of Year					0.4
Sales Returns And Allowances, Discounts, Charge Backs And Rebates [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	45.5	[3]	37.9	[3]	26.5	[3]
Additions	265.9	[1],[3]	188.8	[1],[3]	127.5	[1],[3]
Deductions	(260.9)	[2],[3]	(181.2)	[2],[3]	(116.1)	[2],[3]
Balance at End of Year	$ 50.5	[3]	$ 45.5	[3]	$ 37.9	[3]

[1]	Additions to allowance for doubtful accounts are recorded as an expense.
[2]	Represents amounts written off or returned against the allowance or reserves, or returned against earnings. Deductions to sales discounts and allowances relate to sales returns and payments.
[3]	Additions to sales discounts and allowances are recorded as a reduction of revenue.